Debt - Schedule of Debt Continuity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Financial Instruments [Abstract]
Borrowings at beginning of period	$ 3,149	$ 4,531	$ 4,940	$ 6,534
Cash flows
Proceeds from debt	225	308	56	77
Redemption, purchase or repayment of debt	(534)	(733)	(1,870)	(2,544)
Non-cash changes
(Gain)/Loss on debt redemption or purchase	1	1	(4)	(5)
Changes in foreign exchange rates	0	(213)	0	458
Finance fees, discount amortization and other	7	10	27	11
Borrowings at end of period	$ 2,848	$ 3,904	$ 3,149	$ 4,531